Revenues (Disaggregation of Revenues) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,375	$ 1,288	$ 3,742	$ 3,510
Other regulated revenues	77		166
Total revenues contributing to earnings	1,452	1,288	3,908	3,510	$ 4,622	$ 4,235	$ 4,031
Total revenues collected for pass-through expenses	393	372	$ 1,139	1,100	$ 1,460	1,351	1,212
Percent of peak monthly demand			80.00%		80.00%
Total operating revenues	1,845	1,660	$ 5,047	4,610	$ 6,082	5,586	5,243
SRP Revenue [Member]
Disaggregation of Revenue [Line Items]
Other regulated revenues	41		111
UTM Revenue [Member]
Disaggregation of Revenue [Line Items]
Other regulated revenues	36		55
Distribution Base Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	917	856	2,408	2,219	2,886	2,628	2,447
Distribution Base Revenues [Member] | Residential [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	508	479	1,270	1,166	1,477	1,334	1,215
Distribution Base Revenues [Member] | Large Commercial & Industrial [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	375	343	1,042	960	1,283	1,162	1,074
Distribution Base Revenues [Member] | Other Distribution Base Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	34	34	96	93	126	132	158
Transmission Base Revenues (TCOS Revenues) [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	434	405	1,262	1,218	1,624	1,498	1,472
Transmission Base Revenues (TCOS Revenues) [Member] | Third-Party Wholesale Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	279	262	812	787	1,050	959	944
Transmission Base Revenues (TCOS Revenues) [Member] | REPS Serving Oncor Distribution Customers, Through TCRF [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	155	143	450	431	574	539	528
Other Miscellaneous Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	24	27	72	73	112	109	112
TCRF - Third-party Wholesale Transmission Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues collected for pass-through expenses	374	351	1,094	1,053	1,394	1,291	1,162
EECRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues collected for pass-through expenses	$ 19	$ 21	$ 45	$ 47	$ 66	$ 60	$ 50